Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 828,837	$ 799,697	$ 696,089	$ 448,626	$ 376,163	$ 226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,105		2,516
Long-term investments - common shares held	255,076	$ 308,330	255,535	$ 60,103	$ 91,344	$ 59,941
Long-term investments - warrants held	458		560
Total net financial assets measured at fair value	1,085,476		954,700
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	255,076		255,535
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	828,837		696,089
Total net financial assets measured at fair value	1,083,913		951,624
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	255,076		255,535
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,105		2,516
Long-term investments - warrants held	458		560
Total net financial assets measured at fair value	1,563		3,076
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Total net financial assets measured at fair value	$ 0		$ 0